CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues (Note 19c):
Products	$ 33,099		$ 34,662		$ 30,402
Services	72,191		63,195		54,430
Total revenues	105,290	[1]	97,857	[1]	84,832	[1]
Cost of revenues:
Products	19,279		20,763		17,988
Services	50,461		45,497		38,573
Amortization and impairment of intangible assets	0		0		181
Total cost of revenues	69,740		66,260		56,742
Gross profit	35,550		31,597		28,090
Operating expenses:
Research and development	3,390		3,244		2,716
Selling and marketing	11,219		10,398		9,067
General and administrative	11,883		10,539		9,232
Other general and administrative expenses )Note 1b and 1n)	683		403		0
Other income (note 1j)	(288)		0		0
Amortization of intangible assets	994		967		1,987
Impairment of intangible and tangible assets	1,122		0		0
Total operating expenses	29,003		25,551		23,002
Operating income	6,547		6,046		5,088
Financial expenses, net (Note 20a)	2,424		1,077		1,628
Other expenses (income), net (Note 20b)	232		(3,299)		5
Income before taxes on income	3,891		8,268		3,455
Tax expenses (income), (Note 17)	(8,849)		1,337		861
Income after taxes on income	12,740		6,931		2,594
Equity in gains of affiliate (Note 6)	0		340		38
Income from continuing operations	12,740		7,271		2,632
Loss from discontinued operations, net	0		0		995
Net income	12,740		7,271		1,637
Other comprehensive income:
Currency translation adjustments of foreign operations	(4,292)		1,006		299
Realized currency translation adjustments of foreign operations	0		(50)		0
Realized income (losses) on derivatives designated as cash flow hedges	0		(24)		224
Unrealized losses on derivatives designated as cash flow hedges	0		0		14
Total comprehensive income	8,448		8,203		2,174
Profit (loss) from continuing operations attributable to:
Equity holders of the parent	13,453		6,320		1,833
Non-controlling interests	(713)		951		799
Total	12,740		7,271		2,632
Loss from discontinued operations attributable to:
Equity holders of the parent	0		0		630
Non-controlling interests	0		0		365
Net loss from discontinued operations	0		0		995
Total comprehensive income attributable to:
Equity holders of the parent	9,088		6,649		1,493
Non-controlling interests	(640)		1,554		681
Total comprehensive income	$ 8,448		$ 8,203		$ 2,174
Earnings per share from continuing operations attributable to Pointer Telocation Ltd's shareholders (Note 16):
Basic net earnings per share (in dollars per share)	$ 1.81		$ 1.14		$ 0.35
Diluted net earnings per share (in dollars per share)	$ 1.74		$ 1.10		$ 0.35

[1]	Revenues are attributed to geographic areas based on the location of the end-customers.